UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08097

Pax World Growth Fund, Inc.
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)
Pax World Growth Fund	March 31, 2007

PERCENT OF NET ASSETS,	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE

COMMON STOCKS: 100.2%
CONSUMER DISCRETIONARY: 12.9%
Asbury Automotive Group, Inc.	40,000	$1,130,000
Garmin Ltd.	65,000	3,519,750
Grupo Televisa SA, ADR	50,000	1,490,000
Lowe’s Cos, Inc.	54,988	1,731,572
Nike, Inc., Class B	15,000	1,593,900
TJX Cos., Inc.	29,600	798,016
Viacom, Inc., Class B (a)	80,000	3,288,800
		13,552,038

CONSUMER STAPLES: 8.0%
CVS Corp.	120,000	4,096,800
Hain Celestial Group, Inc. (a)	60,000	1,804,200
PepsiCo, Inc.	27,270	1,733,281
Whole Foods Market, Inc.	18,000	807,300
		8,441,581

ENERGY: 10.1%
Aventine Renewable Energy Holdings, Inc. (a)	50,000	911,000
Baker Hughes, Inc.	55,000	3,637,150
Devon Energy Corp.	20,000	1,384,400
Enbridge Energy Partners, LP	15,000	838,350
National Oilwell Varco, Inc. (a)	15,000	1,166,850
ONEOK Partners, LP	15,000	1,012,500
Plains All American Pipeline, LP	15,000	864,150
Superior Energy Services (a)	25,000	861,750
		10,676,150

FINANCIALS: 7.1%
Bank of America Corp.	35,000	1,785,700
Investment Technology Group, Inc. (a)	50,000	1,960,000
Sumitomo Mitsui Financial Group, Inc., ADR	122,000	1,116,300
Tower Group, Inc.	81,100	2,613,042
		7,475,042

HEALTH CARE: 19.5%
Allscripts Healthcare Solutions, Inc. (a)	80,000	2,144,800
Cerner Corp. (a)	50,000	2,722,500
Genzyme Corp. (a)	20,000	1,200,400
Gilead Sciences, Inc. (a)	45,000	3,442,500
Humana, Inc. (a)	35,000	2,030,700
McKesson Corp.	59,167	3,463,636
Pharmaceutical Product Development, Inc.	25,000	842,250
Psychiatric Solutions, Inc. (a)	80,000	3,224,800
Thermo Fisher Scientific, Inc. (a)	30,000	1,402,500
		20,474,086

INDUSTRIALS: 6.4%
CNH Global NV	15,000	559,350
Infrasource Services, Inc. (a)	66,400	2,027,192
Quanta Services, Inc. (a)	80,000	2,017,600
Suntech Power Holdings Co. Ltd., ADR (a)	30,000	1,038,300
United Parcel Service, Inc., Class B	15,000	1,051,500
		6,693,942

INFORMATION TECHNOLOGY: 26.6% (b)
Akamai Technologies, Inc. (a)	70,000	3,494,400
Alliance Data Systems Corp. (a)	35,000	2,156,700
Canon, Inc., ADR	30,000	1,610,400
Cisco Systems, Inc. (a)	68,478	1,748,244
CommScope, Inc. (a)	85,000	3,646,500
Digital River, Inc. (a)	60,000	3,315,000
Electronic Data Systems Corp.	20,000	553,600

PERCENT OF NET ASSETS,	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
First Data Corp.	15,000	$403,500
j2 Global Communications, Inc. (a)	70,000	1,940,400
Marvell Technology Group Ltd. (a)	50,000	840,500
Micron Technology, Inc. (a)	50,000	604,000
Microsoft Corp.	10,000	278,700
Network Appliance, Inc. (a)	50,000	1,826,000
Quality Systems, Inc.	70,000	2,800,000
Yahoo!, Inc. (a)	89,000	2,784,810
		28,002,754

MATERIALS: 0.5%
Cemex SA de CV, ADR	15,000	491,250

TELECOMMUNICATION SERVICES: 6.6%
America Movil SA de CV, ADR	85,000	4,062,150
Deutsche Telekom AG, ADR	43,834	724,576
Vodafone Group PLC, ADR	80,000	2,148,800
		6,935,526

UTILITIES: 2.5%
Questar Corp.	30,000	2,676,300

TOTAL COMMON STOCKS (Cost $91,612,285)		105,418,669

MONEY MARKET SHARES: 0.7%
Pax World Money Market Fund (Cost $718,084)	718,084	718,084

Total Investments: 100.9% (Cost $92,330,369)		106,136,753

Other assets and liabilities — (Net): (-0.9%)		(943,589)

Net Assets:100.0%		$105,193,164

(a) Non-income producing security.

(b) Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector. Fund meets diversification requirements.

(c) Affiliate –security is managed by Pax World Management Corp., the Fund’s Adviser.

ADR - American Depository Receipt

LP - Limited Partnership

Valuation of Investments

Portfolio securities and other types of investments for which market quotations are readily available are valued at market value, which is generally determined on the basis of last reported sales price. If no sales are reported, market value is generally determined based on quotes or closing prices (such as the NASDAQ Official Closing Price) obtained from a quotation reporting system, established market makers, or reputable pricing services. Portfolio debt securities having a remaining maturity of more than 60 days are valued based on quotes obtained from reputable pricing services, which quotes reflect broker-dealer supplied market valuations and, if necessary, electronic data processing techniques. If the pricing services are unable to provide such quotes, the mean between the last reported bid and asked prices is used. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Portfolio securities and other assets initially valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from pricing services (normally determined at 12:00 p.m. Eastern time). Portfolio debt securities having remaining maturities of 60 days or fewer are valued at amortized cost. The amortized cost value of a security is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price a Fund would receive if the instruments were sold. Consequently, changes in the market value of portfolio instruments valued based on amortized cost during periods of rising or falling interest rates will not be reflected either in the computation of the net asset value of a Fund’s portfolio.

Certain securities and assets are valued at fair value as determined in good faith by the Board of Directors (the “Directors”) or by persons acting at their direction. The fair value of any securities from time to time held by any Fund for which no market quotes are readily available is determined in accordance with procedures approved by the Directors. The Directors, however, are ultimately responsible for such determinations. The fair value of such securities is generally the price which the Fund could reasonably expect to receive upon their current sale. Consideration may be given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). At March 31, 2007, the Growth Fund had no fair valued securities.

Federal Income Tax Cost

At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at March 31, 2007, as well as the gross unrealized appreciation and depreciation of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2007 was $92,330,369, $15,848,390, $(2,042,006) and $13,806,384, respectively.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and requires expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the Funds, and believes the adoption of this Statement will result in a limited impact to expand disclosures on the Funds’ financial statements.

Investment Information

The term “affiliate” is a company in which the fund has ownership of at least 5% of the voting securities. An affiliated company also includes other investment companies that are managed company: by a fund’s adviser. At March 31, 2007, the Fund held the following security of an affiliated Pax World Money Market Fund

Value at 12/31/06	Purchased Cost	Sold Cost	Value at 3/31/07	Dividends from non controlled affiliate for the three months ended 3/31/07
$2,063,753	$11,171,427	$12,517,096	$718,084	$12,468

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.paxworld.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.  Controls and Procedures.

(a)       It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Growth Fund, Inc.

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Growth Fund, Inc.

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 30, 2007

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ May 30, 2007